Commitments, Significant Contracts and Contingencies (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) mo shares	Aug. 31, 2016 USD ($) mo d $ / shares CAD / mo shares	Aug. 31, 2016 CAD mo d CAD / mo shares
Commitments, Significant Contracts And Contingencies 1 | CAD			CAD 12,500
Commitments, Significant Contracts And Contingencies 2 | CAD / mo		15,000	15,000
Commitments, Significant Contracts And Contingencies 3 | $		$ 1,000,000
Commitments, Significant Contracts And Contingencies 4 | CAD / mo		15,000	15,000
Commitments, Significant Contracts And Contingencies 5		550,000	550,000
Commitments, Significant Contracts And Contingencies 6		90	90
Commitments, Significant Contracts And Contingencies 7		500,000	500,000
Commitments, Significant Contracts And Contingencies 8		462,000	462,000
Commitments, Significant Contracts And Contingencies 9 | $		$ 16,000
Commitments, Significant Contracts And Contingencies 10		300,000	300,000
Commitments, Significant Contracts And Contingencies 11 | mo		18	18
Commitments, Significant Contracts And Contingencies 12		300,000	300,000
Commitments, Significant Contracts And Contingencies 13		252,000	252,000
Commitments, Significant Contracts And Contingencies 14 | $		$ 6,240
Commitments, Significant Contracts And Contingencies 15 | $		$ 200,000
Commitments, Significant Contracts And Contingencies 16		60	60
Commitments, Significant Contracts And Contingencies 17		100,000	100,000
Commitments, Significant Contracts And Contingencies 18 | mo		24	24
Commitments, Significant Contracts And Contingencies 19 | $		$ 200,000
Commitments, Significant Contracts And Contingencies 20		60	60
Commitments, Significant Contracts And Contingencies 21		50,000	50,000
Commitments, Significant Contracts And Contingencies 22		24	24
Commitments, Significant Contracts And Contingencies 23 | mo		12	12
Commitments, Significant Contracts And Contingencies 24 | $		$ 500,000
Commitments, Significant Contracts And Contingencies 25		200,000	200,000
Commitments, Significant Contracts And Contingencies 26 | mo		12	12
Commitments, Significant Contracts And Contingencies 27 | mo		24	24
Commitments, Significant Contracts And Contingencies 28 | $		$ 500,000
Commitments, Significant Contracts And Contingencies 29		100,000	100,000
Commitments, Significant Contracts And Contingencies 30		250,000	250,000
Commitments, Significant Contracts And Contingencies 31		210,000	210,000
Commitments, Significant Contracts And Contingencies 32 | $		$ 4,000
Commitments, Significant Contracts And Contingencies 33		250,000	250,000
Commitments, Significant Contracts And Contingencies 34 | CAD / mo		826	826
Commitments, Significant Contracts And Contingencies 35		90	90
Commitments, Significant Contracts And Contingencies 36 | $		$ 45,000
Commitments, Significant Contracts And Contingencies 37		10.00%	10.00%
Commitments, Significant Contracts And Contingencies 38 | d		30	30
Commitments, Significant Contracts And Contingencies 39		250,000	250,000
Commitments, Significant Contracts And Contingencies 40		250,000	250,000
Commitments, Significant Contracts And Contingencies 41 | $ / shares		$ 0.08
Commitments, Significant Contracts And Contingencies 42		250,000	250,000
Commitments, Significant Contracts And Contingencies 43		3.00%	3.00%
Commitments, Significant Contracts And Contingencies 1	100,000
Commitments, Significant Contracts And Contingencies 2 | $	$ 200,000
Commitments, Significant Contracts And Contingencies 3	60
Commitments, Significant Contracts And Contingencies 4 | mo	12
Commitments, Significant Contracts And Contingencies 5	50,000
Commitments, Significant Contracts And Contingencies 6 | $	$ 200,000
Commitments, Significant Contracts And Contingencies 7	60
Commitments, Significant Contracts And Contingencies 8 | $	$ 500,000
Commitments, Significant Contracts And Contingencies 9	200,000
Commitments, Significant Contracts And Contingencies 10 | mo	12
Commitments, Significant Contracts And Contingencies 11	100,000
Commitments, Significant Contracts And Contingencies 12	250,000
Commitments, Significant Contracts And Contingencies 13 | $	$ 200,000
Commitments, Significant Contracts And Contingencies 14	60
Commitments, Significant Contracts And Contingencies 15	100,000
Commitments, Significant Contracts And Contingencies 16	50,000
Commitments, Significant Contracts And Contingencies 17	12
Commitments, Significant Contracts And Contingencies 18 | $	$ 500,000
Commitments, Significant Contracts And Contingencies 19	200,000
Commitments, Significant Contracts And Contingencies 20 | $	$ 500,000
Commitments, Significant Contracts And Contingencies 21	100,000